Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 1,120	$ 7,907
Cash and cash equivalents	84,386	89,789
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	1,120	7,907
Cash and cash equivalents	84,386	89,789
Current financial assets and cash and cash equivalents	85,505	97,696
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	1,120	7,907
Cash and cash equivalents	84,386	89,789
Current financial assets and cash and cash equivalents	$ 85,505	$ 97,696